Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 7.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,799,738	$9,258,912
Air Freight & Logistics — 0.5%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)(b)	2,071,192	723,602
Automobile Components — 0.3%
EGE Endustri VE Ticaret AS	1,969	416,889
Automobiles — 3.3%
Ford Otomotiv Sanayi AS	1,588,061	3,251,782
Tofas Turk Otomobil Fabrikasi AS(b)	239,327	1,084,007
		4,335,789
Banks — 16.2%
Akbank TAS	6,286,104	8,174,463
Haci Omer Sabanci Holding AS	2,053,914	4,050,184
Turkiye Is Bankasi AS, Class C	17,588,260	4,825,379
Yapi ve Kredi Bankasi A/S(a)	6,780,135	4,405,670
		21,455,696
Beverages — 2.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S(b)	528,270	1,877,669
Coca-Cola Icecek A/S	1,584,533	1,971,404
		3,849,073
Capital Markets — 0.8%
Is Yatirim Menkul Degerler AS	983,158	822,349
Verusa Holding A/S	45,788	260,268
		1,082,617
Chemicals — 3.6%
Gubre Fabrikalari TAS(a)	130,798	795,850
Hektas Ticaret TAS(a)(b)	8,859,393	698,483
Petkim Petrokimya Holding AS(a)(b)	2,944,561	1,224,960
Politeknik Metal Sanayi ve Ticaret A/S, NVS(a)	1,753	275,932
Sasa Polyester Sanayi AS(a)(b)	21,189,334	1,773,073
		4,768,298
Construction & Engineering — 1.6%
Enka Insaat ve Sanayi AS	1	2
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(a)	228,780	250,401
Kontrolmatik Enerji Ve Muhendislik AS, NVS(b)	533,594	343,734
Ral Yatirim Holding AS(a)	128,754	430,778
Tekfen Holding AS	378,364	1,071,005
		2,095,920
Construction Materials — 2.7%
Akcansa Cimento A/S	67,901	258,985
Baticim Bati Anadolu Cimento Sanayii A/S(a)	3,845,715	487,408
Cimsa Cimento Sanayi VE Ticaret AS	565,051	694,573
Konya Cimento Sanayii A/S(a)	1,917	259,114
Nuh Cimento Sanayi AS	179,674	1,035,506
Oyak Cimento Fabrikalari AS(a)	1,582,982	847,975
		3,583,561
Consumer Staples Distribution & Retail — 11.2%
BIM Birlesik Magazalar A/S	918,811	11,153,007
Grainturk Tarim AS	40,076	295,608
Migros Ticaret AS(b)	215,214	2,619,321
Sok Marketler Ticaret AS	810,400	686,081
		14,754,017
Diversified REITs — 1.2%
Is Gayrimenkul Yatirim Ortakligi AS(a)	149,016	54,968
Torunlar Gayrimenkul Yatirim Ortakligi A/S	250,979	395,535
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,798,500	1,154,849
		1,605,352
Security	Shares	Value
Electric Utilities — 0.8%
Enerjisa Enerji AS(c)	753,415	$1,024,782
Electrical Equipment — 1.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(b)	515,643	1,230,546
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	113,616	41,676
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	380,154	259,895
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	262,337	267,729
		1,799,846
Financial Services — 1.0%
Destek Finans Faktoring AS(a)	91,854	689,830
Turkiye Sinai Kalkinma Bankasi AS(a)	2,194,066	610,323
		1,300,153
Food Products — 1.4%
Lydia Yesil Enerji Kaynaklari Anonimsirketi(a)	646	293,109
OBA Makarnacilik Sanayi VE Ticaret AS	143,246	180,601
Ulker Biskuvi Sanayi AS(a)(b)	528,247	1,423,247
		1,896,957
Gas Utilities — 1.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,068,056	660,760
Aygaz AS	90,193	294,863
Enerya Enerji A/S, NVS	4,003,886	498,637
		1,454,260
Ground Transportation — 0.7%
LDR Turizm AS	47,684	278,342
Pasifik Eurasia Lojistik Dis Ticaret AS(a)	217,469	432,842
Tureks Turizm Tasimacilik AS(a)	456,121	172,962
		884,146
Health Care Providers & Services — 1.0%
MLP Saglik Hizmetleri AS(a)(c)	130,417	1,049,160
Selcuk Ecza Deposu Ticaret ve Sanayi AS	184,802	322,608
		1,371,768
Hotels, Restaurants & Leisure — 0.3%
TAB Gida Sanayi Ve Ticaret A/S, NVS	85,750	378,402
Household Durables — 0.3%
Arcelik AS(a)	129,009	346,888
Vestel Elektronik Sanayi ve Ticaret AS(a)	0	—
		346,888
Independent Power and Renewable Electricity Producers — 0.6%
Akfen Yenilenebilir Enerji A/S, NVS(a)	672,298	267,432
Aksa Enerji Uretim AS, Class B	308,539	255,331
Zorlu Enerji Elektrik Uretim AS(a)	3,198,714	243,931
		766,694
Industrial Conglomerates — 7.5%
AG Anadolu Grubu Holding AS	52,075	340,088
Alarko Holding A/S(b)	447,569	927,098
Kiler Holding AS(a)	545,176	779,240
KOC Holding AS	1,532,994	5,544,314
Turkiye Sise ve Cam Fabrikalari AS(b)	2,704,713	2,276,813
		9,867,553
Insurance — 1.2%
Anadolu Anonim Turk Sigorta Sirketi	326,427	732,534
Anadolu Hayat Emeklilik AS	131,925	260,560
Turkiye Sigorta A/S	1,544,429	649,846
		1,642,940
Machinery — 0.9%
Otokar Otomotiv Ve Savunma Sanayi AS	70,922	702,287

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Turkey ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Turk Traktor ve Ziraat Makineleri AS	36,786	$524,389
		1,226,676
Metals & Mining — 6.7%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)(b)	35,395	299,264
Eregli Demir ve Celik Fabrikalari TAS	6,638,362	3,970,176
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A(a)	238,634	236,735
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	2,157,660	1,213,059
Kocaer Celik Sanayi Ve Ticaret A/S	1,037,817	353,573
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	571,901	1,263,821
Turk Altin Isletmeleri AS(a)	2,541,740	1,505,772
		8,842,400
Oil, Gas & Consumable Fuels — 4.7%
Turkiye Petrol Rafinerileri AS	1,943,944	6,148,681
Passenger Airlines — 7.0%
Pegasus Hava Tasimaciligi AS(a)	534,765	3,291,632
Turk Hava Yollari AO(a)	852,534	5,946,636
		9,238,268
Personal Care Products — 0.2%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	279,918	329,324
Pharmaceuticals — 0.4%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	159,721	576,338
Real Estate Management & Development — 0.2%
Lydia Holding A/S, NVS(a)	123,678	285,937
Residential REITs — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(b)	5,428,565	1,936,497
Semiconductors & Semiconductor Equipment — 0.2%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	348,368	248,490
Software — 0.2%
MIA Teknoloji A/S, NVS(a)(b)	405,770	319,085
Specialty Retail — 1.3%
Dogan Sirketler Grubu Holding AS	3,104,483	1,160,836
Security	Shares	Value
Specialty Retail (continued)
Dogus Otomotiv Servis ve Ticaret AS	124,343	$550,130
		1,710,966
Textiles, Apparel & Luxury Goods — 1.8%
Aksa Akrilik Kimya Sanayii AS	4,764,304	1,103,174
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	1,636,646	1,276,845
		2,380,019
Transportation Infrastructure — 1.9%
TAV Havalimanlari Holding AS(a)(b)	439,928	2,446,621
Wireless Telecommunication Services — 4.5%
Turkcell Iletisim Hizmetleri AS	2,435,080	5,896,264
Total Long-Term Investments — 100.1% (Cost: $174,647,926)		132,249,681
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	10,454,893	10,459,075
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	170,000	170,000
Total Short-Term Securities — 8.1% (Cost: $10,629,703)		10,629,075
Total Investments — 108.2% (Cost: $185,277,629)		142,878,756
Liabilities in Excess of Other Assets — (8.2)%		(10,771,930)
Net Assets — 100.0%		$132,106,826

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Turkey ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,831,944	$7,628,611 (a)	$—	$(835)	$(645)	$10,459,075	10,454,893	$216,010 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	50,000 (a)	—	—	—	170,000	170,000	4,144	—
				$(835)	$(645)	$10,629,075		$220,154	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$26,239,701	$106,009,980	$—	$132,249,681
Short-Term Securities
Money Market Funds	10,629,075	—	—	10,629,075
	$36,868,776	$106,009,980	$—	$142,878,756

Portfolio Abbreviation
NVS	Non-Voting Shares